Description of Business (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			6 Months Ended
	Jul. 31, 2023 JPY (¥) shares	Jul. 31, 2023 USD ($) $ / shares shares	Oct. 31, 2023 JPY (¥)	Oct. 31, 2023 USD ($)	Aug. 03, 2023 $ / shares shares
Description of Business [Line Items]
Number of segment			1	1
Shares issued (in Shares)					1,666,667
Price per share (in Dollars per share) | $ / shares					$ 9
Net proceeds | ¥			¥ 1,471,085
Shares purchase (in Shares)	50,000	50,000
Representatives warrants of percentage	3.00%	3.00%
American depositary shares (in Shares)	1,666,667	1,666,667
Initial exercise price of warrants (in Dollars per share) | $ / shares		$ 11.25
Expected volatility	42.00%	42.00%
Risk free interest rate	4.30%	4.30%
IPO [Member]
Description of Business [Line Items]
Net proceeds | $				$ 9,713
Fair value of warrants	¥ 23,025	$ 152